UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06223

Legg Mason Tax Free Income Fund

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON TAX FREE INCOME FUND

LEGG MASON INVESTMENT COUNSEL

MARYLAND TAX-FREE INCOME TRUST

FORM N-Q

JUNE 30, 2010

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.2%
Education - 13.4%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/18	$240,000	$240,699
St. John’s College Facility	5.500%	10/1/23	490,000	491,220
St. John’s College Facility	5.000%	10/1/27	1,135,000	1,090,542
St. John’s College Facility	5.000%	10/1/36	2,465,000	2,291,439
Maryland EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.750%	6/1/33	500,000	509,820
Maryland EDC, Utility Infrastructure Revenue Bonds, University of Maryland, College Park Project, AMBAC	5.375%	7/1/16	985,000	1,013,870
Maryland Health & Higher EFA Refunding Revenue Bonds, Maryland Institute College of Art Issue	5.000%	6/1/36	5,000,000	4,963,850
Maryland Health & Higher EFA Revenue Bonds:
AGM	4.500%	1/1/22	775,000	775,395
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,040,366
Loyola College Issue	5.000%	10/1/40	2,000,000	2,011,740
Maryland Institute College of Art	5.000%	6/1/42	800,000	786,184
The Johns Hopkins University Issue	5.000%	7/1/33	3,000,000	3,102,810
Maryland State Economic Development Corp., Student Housing Revenue, University of Maryland College Park Projects	5.800%	6/1/38	1,500,000	1,517,895
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,765,850
Westminster, Maryland, Education Facilities Refunding Revenue Bonds:
McDaniel College Inc.	5.000%	11/1/21	1,160,000	1,192,805
McDaniel College Inc.	5.000%	11/1/22	250,000	256,240
McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,459,050

Total Education				27,509,775

Health Care - 23.5%
Baltimore County, Maryland, Revenue Bonds:
Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,141,906
Oak Crest Village Inc.	5.000%	1/1/22	1,550,000	1,523,433
Maryland Health & Higher EFA Refunding Revenue Bonds, MedStar Health Issue	5.500%	8/15/25	785,000	810,834
Maryland Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,300,860
Board of Child Care Issue	5.500%	7/1/18	1,110,000	1,149,860
Calvert Health Systems Issue	5.500%	7/1/39	2,000,000	2,036,440
Carroll County General Hospital Issue	5.750%	7/1/22	1,000,000	1,037,020
Carroll County General Hospital Issue	6.000%	7/1/26	2,000,000	2,064,080
Carroll County General Hospital Issue	5.750%	7/1/27	1,050,000	1,074,665
Carroll County General Hospital Issue	5.800%	7/1/32	2,000,000	2,038,200
Hebrew Home of Greater Washington Issue	5.800%	1/1/32	2,250,000	2,267,775
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,095,640
Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, NATL	5.000%	7/1/29	2,000,000	2,000,140
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,052,760
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,499,527
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	2,962,592
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	2,691,000
Union Hospital of Cecil County Issue	5.500%	7/1/22	250,000	254,508
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,021,840
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,043,120
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,015,020

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	6.000%	7/1/37	$1,000,000	$1,018,680
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,358,944
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	3,000,000	2,909,850
Suburban Hospital	5.500%	7/1/16	500,000	541,545
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,014,450
University of Maryland Medical System	5.000%	7/1/41	1,500,000	1,503,825
Washington County Hospital	5.250%	1/1/23	500,000	512,110
Washington County Hospital	5.750%	1/1/38	2,000,000	2,008,420
Washington County Hospital Association	5.000%	1/1/17	500,000	523,080

Total Health Care				48,472,124

Housing - 8.1%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.200%	9/1/22	1,790,000	1,791,164	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/22	180,000	180,149	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/24	2,000,000	2,006,140	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,494,930
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,017,530
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,004,948
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, AGM	4.400%	7/1/21	1,000,000	1,033,340
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	1,500,000	1,549,350
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,033,690
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	1,535,000	1,544,272	(a)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development	4.625%	7/1/41	2,000,000	2,006,840

Total Housing				16,662,353

Industrial Revenue - 7.4%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,666,251
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,068,160
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	540,287
Maryland IDA, EDR Bonds, National Aquarium in Baltimore Facility	5.000%	11/1/19	500,000	500,615
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	335,450

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds, Consolidation Coal Sales Company Project	6.500%	10/1/11	$6,000,000	$6,017,590
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	3,000,000	3,108,990

Total Industrial Revenue				15,237,343

Local General Obligation - 5.0%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,079,800
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,029,420
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds	5.000%	7/1/15	1,000,000	1,164,920
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,184,590
Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds	5.125%	5/1/21	1,310,000	1,391,364	(b)
Mayor and City Council of Baltimore, City of Baltimore, Maryland, GO Bonds, Consolidated Public Improvement Refunding Bonds, FGIC	0.000%	10/15/11	940,000	872,941
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds	0.000%	7/1/10	3,000,000	3,000,000
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	559,910

Total Local General Obligation				10,282,945

Other - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	1,065,280

Power - 1.0%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	2,000,000	1,999,980

Pre-Refunded/Escrowed to Maturity - 8.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,509,992	(c)
Maryland Health & Higher EFA Revenue Bonds:
Helix Health Issue, AMBAC	5.125%	7/1/11	2,000,000	2,090,060	(c)
Howard County General Hospital Issue	5.500%	7/1/21	2,825,000	3,138,660	(c)
LifeBridge Health Issue	5.250%	7/1/18	1,640,000	1,893,609	(b)
University of Maryland Medical System Issue	5.750%	7/1/21	3,000,000	3,158,100	(b)
Maryland State Health & Higher EFA Revenue:
University of Maryland Medical Systems	6.750%	7/1/30	1,250,000	1,262,500	(b)
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,107,080	(b)

Total Pre-Refunded/Escrowed to Maturity				17,160,001

State General Obligation - 7.4%
Commonwealth of Puerto Rico, GO Bonds:
Public Improvement Bonds	5.000%	7/1/25	2,000,000	2,011,460
Public Improvement Bonds	6.000%	7/1/39	5,000,000	5,280,550
Maryland State, State and Local Facilities Loan	5.500%	8/1/10	2,000,000	2,007,220
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,897,950

Total State General Obligation				15,197,180

Transportation - 1.7%
Department of Transportation of Maryland, Consolidated Transportation Bonds	5.500%	2/1/15	3,000,000	3,503,430

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 12.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	$1,910,000	$2,048,475
Water Projects	5.000%	7/1/24	1,890,000	2,083,309
Water Projects, FGIC	5.125%	7/1/42	1,000,000	1,014,400
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Revenue Bonds, Wastewater Projects, AGM	5.000%	7/1/33	4,000,000	4,245,840
City of Baltimore, Maryland, Project Revenue Bonds, AMBAC	5.000%	7/1/23	1,000,000	1,096,140
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/16	3,425,000	3,570,220	(a)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,946,126
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,446,620
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,395,478
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,639,560

Total Water & Sewer				26,486,168

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,634,242)				183,576,579

SHORT-TERM INVESTMENTS - 11.3%
Education - 1.9%
Baltimore County, MD, EDR, Garrison Forest School Inc. Project, LOC-SunTrust Bank	0.270%	7/1/10	3,500,000	3,500,000	(d)
Maryland State Health & Higher EFA Revenue, French International School, LOC-SunTrust Bank	0.430%	7/7/10	400,000	400,000	(d)

Total Education				3,900,000

General Obligation - 0.9%
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.240%	7/7/10	1,900,000	1,900,000	(d)

Health Care - 5.2%
Maryland Health & Higher EFA Revenue Bonds, Anne Arundel Health System	0.310%	7/1/10	2,000,000	2,000,000	(d)
Maryland State Health & Higher EFA Revenue:
LOC-JPMorgan Chase	0.230%	7/7/10	1,300,000	1,300,000	(d)
University of Maryland Medical System, LOC-Wachovia Bank N.A.	0.240%	7/1/10	4,720,000	4,720,000	(d)
Maryland, HEFA Revenue, Pooled Loan Program, LOC-JPMorgan Chase	0.220%	7/7/10	2,700,000	2,700,000	(d)

Total Health Care				10,720,000

Industrial Revenue - 3.3%
Maryland State EDC Revenue, American Urological Association	0.430%	7/7/10	1,500,000	1,500,000	(d)
Maryland State IDR, Calvert School Inc., LOC-SunTrust Bank	0.430%	7/7/10	5,195,000	5,195,000	(d)

Total Industrial Revenue				6,695,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,215,000)				23,215,000

TOTAL INVESTMENTS — 100.5% (Cost - $193,849,242#)				206,791,579
Liabilities in Excess of Other Assets - (0.5)%				(1,099,664)

TOTAL NET ASSETS - 100.0%				$205,691,915

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2010

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	21.8%
AA/Aa	21.6
A	27.7
BBB/Baa	12.2
A-1/VMIG1	11.2
NR	5.5
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	—	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B,
CCC,
CC and C	—	Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
D	—	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited) (continued)

Ca	—	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	—	Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	—	Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	—	Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—	A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	—	A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Bond Ratings (unaudited) (continued)

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	—	A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	—	A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	—	A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.
VMIG 2	—	This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.
VMIG 3	—	This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—	Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Bond Ratings (unaudited) (continued)

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SC	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Tax-Free Income Fund (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the last quoted bid provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$183,576,579	—	$183,576,579
Short-term investments†	—	23,215,000	—	23,215,000

Total investments	—	$206,791,579	—	$206,791,579

†	See Schedule of Investments for additional detailed categorizations.

(b) Concentration Risk. The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice. The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,035,483
Gross unrealized depreciation	(93,146)

Net unrealized appreciation	$12,942,337

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Free Income Fund

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010